UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811- 6377
DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Municipal Money Market Fund
May 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.8%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--.6%
Haleyville Industrial Development
Board, Industrial Revenue
(Door Components LLC Project)
(LOC; Regions Bank)		3.59	6/7/06	2,000,000 a	2,000,000

Arizona--2.3%
Salt River Project Agricultural
Improvement and Power
District, CP (Liquidity
Facility: Bank of America,
Bank One, Citibank N.A.,
JPMorgan Chase Bank, Marshall
and Isley Bank, and Wells
Fargo Bank)		3.60	9/5/06	8,000,000	8,000,000

Arkansas--.8%
Arkansas Development Finance
Authority, IDR (Defiance Metal
Products of Arkansas Project)
(LOC; Standard Federal Bank)		3.61	6/7/06	2,890,000 a	2,890,000

California--1.9%
California,
RAN		4.50	6/30/06	4,000,000	4,004,675
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch)		3.57	6/7/06	2,500,000 a,b	2,500,000

Colorado--3.0%
City and County of Denver,
MFHR (Broadway Plaza Lofts
Project) (Liquidity Facility;
Merrill Lynch)		3.60	6/7/06	5,915,000 a,b	5,915,000
Colorado Housing and Finance
Authority, EDR (Closet Factory
Project) (LOC; The Bank of New
York)		3.60	6/7/06	2,300,000 a	2,300,000
Section 14 Metropolitan District
Jefferson County, GO Notes,
Refunding (LOC; U. S. Bank NA)		2.23	12/1/06	2,300,000	2,300,000

District of Columbia--1.5%
District of Columbia,
Revenue (Idea Public Charter

School) (LOC; Allfirst Bank)	3.52	6/7/06	2,300,000 a	2,300,000
District of Columbia,
Revenue (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.49	6/7/06	3,115,000 a,b	3,115,000

Georgia--9.5%
Atlanta,
Airport Revenue (Merlots
Program) (Insured; FGIC and
Liquidity Facility; Wachovia
Bank)	3.56	6/7/06	5,070,000 a,b	5,070,000
Gainesville Housing Authority,
MFHR (Lenox Park Apartments
Project) (Liquidity Facility;
Merrill Lynch)	3.60	6/7/06	3,350,000 a,b	3,350,000
Gwinnett County Housing Authority,
MFHR, Refunding (Palisades at
Satellite Crossing Apartments
Project) (LOC; SunTrust Bank)	3.53	6/7/06	5,000,000 a	5,000,000
Savannah Economic Development
Authority, Industrial Revenue
(Home Depot Project)	3.52	6/7/06	20,000,000 a	20,000,000

Idaho--1.0%
Oneida County Economic
Corporation, IDR (Hess Pumice
Products, Inc. Project) (LOC;
Key Bank)	3.61	6/7/06	3,500,000 a	3,500,000

Illinois--4.2%
Illinois,
GO (Liquidity Facility;
Citigroup Global Markets
Holdings)	3.51	6/7/06	2,510,000 a,b	2,510,000
Illinois,
GO (Liquidity Facility;
Citibank NA)	3.51	6/7/06	2,690,000 a,b	2,690,000
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	3.51	6/7/06	1,000,000 a	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	3.56	6/7/06	1,400,000 a	1,400,000
Illinois Finance Authority,
IDR (CFC International Inc.
Project) (LOC; ABN-AMRO)	3.54	6/7/06	1,900,000 a	1,900,000
University of Illinois,
University Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Capital
Corp.)	3.54	6/7/06	5,245,000 a,b	5,245,000

Indiana--2.8%
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	3.53	6/7/06	2,800,000 a	2,800,000
Gary,
EDR (Gary County Market
Project) (LOC; ABN-AMRO)	3.54	6/7/06	3,275,000 a	3,275,000
Lawerence-Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base) (LOC; Fifth
Third Bank)	3.49	6/7/06	3,800,000 a	3,800,000

Kentucky--1.4%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC) (LOC;
Deutsche Postbank)	3.55	6/7/06	5,000,000 a	5,000,000

Louisiana--1.1%
New Orleans,
Sewerage Service, BAN	2.99	7/26/06	4,000,000	4,000,000

Maryland--.7%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	3.72	6/7/06	2,460,000 a	2,460,000

Michigan--4.6%
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.26	6/7/06	2,900,000 a	2,900,000
Michigan Municipal Bond Authority,
Revenue (LOC; JPMorgan Chase
Bank)	3.98	8/18/06	5,000,000	5,007,741
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	3.58	6/7/06	4,000,000 a	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABM-AMRO)	3.63	6/7/06	4,350,000 a	4,350,000

Mississippi--.7%
Mississippi Business Finance
Corporation, Revenue (Jackson
Preparatory School) (LOC;
First Tennessee Bank)	3.60	6/7/06	2,420,000 a	2,420,000

Missouri--1.0%
Saint Louis Industrial Development

Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.60	6/7/06	3,500,000 a,b	3,500,000

Nevada--3.3%
Clark County,
EDR (Lutheran Secondary School
Association Project) (LOC;
Allied Irish Banks)	3.67	6/7/06	3,700,000 a	3,700,000
Clark County School District,
GO, School Improvement
(Insured; FGIC)	5.63	6/15/06	2,100,000 c	2,122,764
Reno,
Subordinate Lien Sales Tax
Revenue (ReTrac-Reno
Transportation Rail Access
Corridor Project) (LOC;
Goldman Sachs Group and
Liquidity Facility; Goldman
Sachs and Co.)	3.53	6/7/06	5,780,000 a,b	5,780,000

New Jersey--2.3%
New Jersey,
TRAN	3.95	6/23/06	8,000,000	8,005,530

New York--2.7%
ABN AMRO Munitops Certificate
Trust, Revenue (Insured; GNMA
and Liquidity Facility;
ABN-AMRO)	3.59	6/7/06	9,495,000 a,b	9,495,000

North Carolina--.9%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
Revenue (Onsrud Inc. Project)
(LOC; Wachovia Bank)	3.34	6/7/06	3,300,000 a	3,300,000

Ohio--2.4%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	3.59	6/7/06	2,750,000 a	2,750,000
Ohio State Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	3.54	6/7/06	5,615,000 a	5,615,000

Oklahoma--1.3%
Canadian County Home Finance
Authority, MFHR (Liquidity

Facility; Merrill Lynch)	3.60	6/7/06	4,630,000 a,b	4,630,000

Pennsylvania--13.8%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	6/7/06	5,000,000 a	5,000,000
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project)
(LOC; Citizens Bank of
Pennsylvania)	3.28	6/7/06	7,305,000 a	7,305,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.29	6/7/06	2,300,000 a	2,300,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.23	6/7/06	7,200,000 a	7,200,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.50	6/7/06	3,000,000 a	3,000,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Services) (LOC;
Fulton Bank)	3.57	6/7/06	4,315,000 a	4,315,000
Mount Lebanon School District,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.51	6/7/06	5,180,000 a,b	5,180,000
Philadelphia Authority for
Industrial Development, Health
Care Facility Revenue (Greater
Philidelphia Health Action
Project) (LOC; Commerce Bank)	3.50	6/7/06	3,400,000 a	3,400,000
Reading Regional Airport
Authority, Revenue (Insured;
AMBAC and Liquidity Facility;
Wachovia Bank)	3.53	6/7/06	3,940,000 a	3,940,000
Scranton Redevelopment Authority,
LR (LOC; PNC Bank N.A.)	3.52	6/7/06	2,000,000 a	2,000,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	6/7/06	3,500,000 a	3,500,000
State Public School Building
Authority, College Revenue
(Community College of
Allegheny County Project)
(Insured; AMBAC)	4.76	7/15/06	1,000,000	1,001,621

Rhode Island--.6%

Rhode Island Economic Development
Corporation, Airport Revenue
(Insured; MBIA and Liquidity
Facility; Merrill Lynch)	3.51	6/7/06	2,155,000 a,b	2,155,000

Tennessee--13.5%
Chattanooga Metropolitan Airport
Authority, Revenue (LOC; First
Tennessee Bank)	3.70	6/7/06	9,325,000 a	9,325,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facility Board, MFHR,
Refunding (Brentwood Oaks
Apartments) (Insured; FNMA and
Liquidity Facility; FNMA)	3.54	6/7/06	10,220,000 a	10,220,000
Sevier County Public Building
Authority, Revenue (Local
Government Public Improvement)
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	3.48	6/7/06	12,500,000 a	12,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.53	6/7/06	5,000,000 a,b	5,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.52	6/7/06	10,000,000 a,b	10,000,000

Texas--7.8%
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.54	6/7/06	3,480,000 a,b	3,480,000
Greenville Industrial Development
Corporation, Industrial
Revenue (Woodgrain Project)
(LOC; General Electric Capital
Corp.)	3.57	6/7/06	3,225,000 a	3,225,000
Lower Neches Valley Authority
Industrial Development
Corporation, Exempt Facilities
Revenue (Onyx Environmetal
Services) (LOC; Bank of
America)	3.52	6/7/06	3,400,000 a	3,400,000
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.35	6/7/06	5,945,000 a	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Siena Place)
(GIC; AIG Funding Inc.)	3.74	6/7/06	3,315,000 a,b	3,315,000
Texas,
TRAN	4.50	8/31/06	8,000,000	8,028,736

Utah--2.7%
Intermountain Power Agency,
Power Supply Revenue (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.54	12/1/06	3,050,000	3,050,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments LLC) (Insured; FNMA
and Liquidity Facility; FNMA)	3.51	6/7/06	6,400,000 a	6,400,000

Virginia--2.6%
Hanover County Industrial
Development Authority, IDR
(Iron and Metal Company
Project) (LOC; Branch Banking
and Trust Company)	3.59	6/7/06	3,525,000 a	3,525,000
Patrick County Industrial
Development Authority, IDR
(Narroflex Inc. Project) (LOC;
HSBC Bank USA)	3.70	6/7/06	4,240,000 a	4,240,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corp.) (LOC;
SunTrust Bank)	3.37	6/7/06	1,440,000 a	1,440,000

Washington--4.8%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	3.61	6/7/06	2,970,000 a	2,970,000
Washington Housing Finance
Commission, MFHR (Avalon Ridge
Apartments Project)
(Collateralized; FNMA)	3.30	6/7/06	8,755,000 a	8,755,000
Washington Housing Finance
Commission, MFHR (Vintage
Everett Living) (Insured; FNMA
and Liquidity Facility; FNMA)	3.53	6/7/06	5,250,000 a	5,250,000

Wisconsin--.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Project) (LOC;
Bank One)	3.50	6/7/06	3,250,000 a	3,250,000

Wyoming--3.1%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC; Royal
Bank of Canada)	3.50	11/30/06	4,000,000	4,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;

Citibank NA)		3.50 11/30/06 7,000,000		7,000,000

Total Investments (cost $350,516,067)			99.8%	350,516,067
Cash and Receivables (Net)			.2%	565,870
Net Assets			100.0%	351,081,937
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $82,930,000 or 23.6% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New Jersey Municipal Money Market Fund
May 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)

New Jersey--99.8%
Bergen County Improvement
Authority, Governmental Loan
Revenue		3.91	9/1/06	1,000,000	1,002,460
Burlington Township,
GO Notes (Insured; XLCA)		3.73	2/15/07	340,000	340,701
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.57	6/7/06	6,000,000 a	6,000,000
Cape May,
GO Notes, BAN		4.19	10/12/06	1,875,000	1,882,147
Cape May County Bridge Commission,
County Guaranteed Revenue
(Insured; MBIA)		4.24	6/1/06	100,000	100,000
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA)		4.86	6/1/06	515,000	515,000
Cherry Hill Township,
GO Notes, BAN		3.92	11/3/06	4,900,000	4,900,452
Collingswood Borough Board of
Education, GO Notes (Insured;
FSA)		3.91	6/1/06	150,000	150,000
Cranbury Township,
GO Notes, BAN		4.23	7/6/06	1,000,000	1,000,856
East Brunswick Township,
GO Notes, BAN		3.95	10/11/06	1,000,000	1,003,331
Fair Haven Borough,
GO Notes, BAN		4.44	2/20/07	1,000,000	1,006,984
Haddonfield,
GO Notes, BAN		4.26	10/13/06	1,000,000	1,002,993
Hopatcong Borough,
GO Notes, BAN		3.95	9/22/06	1,000,000	1,003,003
Hopewell Township,
GO Notes, BAN		3.68	10/17/06	1,000,000	1,000,916
Hudson County,
COP, Refunding (AGH Leasing,
Inc.) (Insured; MBIA)		5.90	6/1/06	600,000	600,000
Hudson County,
COP, Refunding (AGH Leasing,
Inc.) (Insured; MBIA)		6.00	12/1/06	115,000	116,467
Hudson County,
GO Notes (County College)
(Insured; MBIA)		3.95	7/15/06	100,000	100,083
Irvington Township,
GO Notes, BAN		4.19	6/9/06	1,790,000	1,790,404

Irvington Township,
GO Notes, BAN	4.44	3/15/07	1,000,000	1,006,518
Kearny Board of Education,
GO Notes, GAN	4.09	8/3/06	1,855,000	1,857,787
Lower Cape May Regional School
District Board of Education,
GO Notes (Insured; FGIC)	4.11	6/1/06	125,000	125,000
Lower Township,
GO Notes, BAN	3.95	6/2/06	500,000	500,013
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)	3.54	6/7/06	935,000 a	935,000
Metuchen Borough,
GO Notes, BAN	3.94	6/2/06	500,600	500,614
Middlesex County,
GO Notes, BAN	3.42	6/16/06	400,000	399,985
Monmouth County Improvement
Authority, Capital Equipment
Pooled LR	4.41	10/1/06	200,000	200,443
Monmouth County Improvement
Authority, Governmental Loan
Revenue (Insured; FSA)	4.73	7/15/06	200,000	200,291
Morris Plains School District,
Temporay Notes	4.44	5/2/07	1,025,000	1,030,199
Mount Laurel Township,
GO Notes, BAN	4.31	11/3/06	1,000,000	1,004,007
New Jersey,
GO Notes	4.97	8/1/06	100,000	100,335
New Jersey,
TRAN	3.96	6/23/06	3,600,000	3,601,695
New Jersey Building Authority,
Building Revenue	5.21	6/15/06	295,000	295,217
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	3.85	6/7/06	675,000 a	675,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comercia Bank)	3.62	6/7/06	3,500,000 a	3,500,000
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	3.59	6/7/06	1,225,000 a	1,225,000
New Jersey Economic Development
Authority, EDR (Hathaway
Association LLC Project) (LOC;
Wachovia Bank)	3.59	6/7/06	2,115,000 a	2,115,000
New Jersey Economic Development
Authority, EDR (Park Lane
Associates Project) (LOC;
Wachovia Bank)	3.59	6/7/06	540,000 a	540,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;

Commerce Bank N.A.)	3.62	6/7/06	5,900,000 a	5,900,000
New Jersey Economic Development
Authority, EDR (RCC Properties
LLC Project) (LOC; Wachovia
Bank)	3.59	6/7/06	1,845,000 a	1,845,000
New Jersey Economic Development
Authority, EDR (RDR Investment
Company LLC) (LOC; Wachovia
Bank)	3.59	6/7/06	500,000 a	500,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	3.54	6/7/06	940,000 a	940,000
New Jersey Economic Development
Authority, EDR (United Window
and Door Manufacturing Inc.)
(LOC; Wachovia Bank)	3.59	6/7/06	335,000 a	335,000
New Jersey Economic Development
Authority, EDR (Wearbest
Sil-Tex Mills Project) (LOC;
The Bank of New York)	3.35	6/7/06	1,545,000 a	1,545,000
New Jersey Economic Development
Authority, EDR (Stamato Realty
LLC Project) (LOC; Comerica
Bank)	3.55	6/7/06	3,600,000 a	3,600,000
New Jersey Economic Development
Authority, First Mortgage
Revenue (Crane's Mill Project)	7.33	2/1/07	120,000 b	125,417
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	3.59	6/7/06	3,000,000 a	3,000,000
New Jersey Economic Development
Authority, IDR (Pennwell
Holdings LLC Project) (LOC;
Wachovia Bank)	3.59	6/7/06	2,665,000 a	2,665,000
New Jersey Economic Development
Authority, Industrial Revenue
(Joseph and James Moreng)
(LOC; Wachovia Bank)	3.30	6/7/06	1,200,000 a	1,200,000
New Jersey Economic Development
Authority, Industrial Revenue
(Melrich Road Development
Corporation) (LOC; Wachovia
Bank)	3.59	6/7/06	2,370,000 a	2,370,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding (Insured; MBIA)	4.75	7/1/06	140,000	140,117
New Jersey Economic Development
Authority, Municipal Loan Pool
Revenue (Insured; AMBAC)	4.89	9/15/06	250,000	251,207
New Jersey Economic Development
Authority, Private Schools

Revenue (Oak Hill Academy
Project) (LOC; Wachovia Bank)	3.54	6/7/06	1,980,000 a	1,980,000
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	3.29	6/7/06	5,000,000 a	5,000,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	3.54	6/7/06	3,000,000 a	3,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.23	6/15/06	100,000 b	100,061
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.14	9/1/06	655,000	657,498
New Jersey Educational Facilities
Authority, Dormitory Safety
Trust Fund Revenue	4.85	3/1/07	125,000	126,133
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Higher Education Facilities
Trust Fund)	3.91	9/1/06	625,000	625,432
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	4.40	9/1/06	240,000	240,737
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment,
Refunding (Financing Program)	4.14	7/1/06	100,000	100,049
New Jersey Health Care Facilities
Financing Authority, Revenue
(Community Medical
Center/Kimball Medical
Center/Kensington Manor Care
Center Obligated Group Issue)
(Insured; FSA)	5.47	7/1/06	500,000	500,890
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Saint Barnabas
Medical Center / West Hudson
Hospital Obligated Group)
(Insured; MBIA)	4.00	7/1/06	200,000	200,093
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Saint Clare's
Hospital, Inc. Issue)
(Insured; MBIA)	3.93	7/1/06	100,000	100,012
New Jersey Transportation Trust
Fund Authority (Transportation
System)	4.89	6/15/06	280,000 b	280,153
New Jersey Transportation Trust

Fund Authority (Transportation
System)	5.00	6/15/06	315,000	315,226
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/06	1,600,000	1,601,113
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.44	6/15/06	750,000	750,677
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.88	6/15/06	1,100,000	1,101,051
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.60	6/7/06	960,000 a,c	960,000
North Brunswick Township Board of
Education, GO Notes	6.80	6/15/06	300,000	300,400
Ocean County,
General Improvement	4.54	6/1/06	500,000	500,000
Oceanport,
GO Notes, BAN	4.44	5/31/07	572,700 d	576,004
Paramus School District,
GO Notes	4.19	9/15/06	1,000,000	1,003,524
Port Authority of New York and New
Jersey (Consolidated Bonds,
88th Series)	4.52	10/1/06	325,000	325,981
Port Authority of New York and New
Jersey (Consolidated Bonds,
105th Series) (Insured; MBIA)	6.11	6/1/06	250,000	252,808
Port Authority of New York and New
Jersey (Consolidated Bonds,
106th Series)	5.47	7/1/06	100,000	100,179
Port Authority of New York and New
Jersey (Consolidated Bonds,
124th Series)	4.90	8/1/06	270,000	270,468
Port Authority of New York and New
Jersey (Consolidated Bonds,
126th Series) (Insured; FGIC)	4.89	11/15/06	100,000	100,444
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC)	4.43	10/1/06	305,000	305,778
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;
CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.54	6/7/06	2,975,000 a,c	2,975,000
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;
CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.54	6/7/06	1,755,000 a,c	1,755,000
Raritan Township,
GO Notes, BAN	3.95	9/8/06	1,000,000	1,002,607
Red Bank,
BAN	3.95	8/2/06	1,000,000	1,001,816
Stafford Township,

GO Notes, BAN		4.44	12/20/06	1,000,000	1,005,616
Sussex County Municipal Utilities
Authority, Project Notes		4.44	12/29/06	1,000,000	1,005,862
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)		3.52	6/7/06	6,250,000 a,c	6,250,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Funded
Revenue (Liquidity Facility;
Merrill Lynch)		3.54	6/7/06	4,995,000 a,c	4,995,000
Toms River Board of Education,
GO Notes		4.29	11/22/06	1,000,000	1,004,131
Union Township Board of Education,
GO Notes		3.95	7/13/06	1,000,000	1,001,169
Wanaque Borough,
GO Notes, BAN		4.44	2/16/07	541,700	545,801
West Caldwell Township,
GO (Insured; MBIA)		3.70	7/15/06	250,000	250,146

U.S. Related--.2%
Puerto Rico Commonwealth,
GO Notes, Public Improvement
(Insured; FGIC)		4.55	7/1/06	205,000	205,157

Total Investments (cost $112,116,585)				100.0%	112,116,658
Cash and Receivables (Net)				.0%	10,676
Net Assets				100.0%	112,127,334
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities
	amounted to $16,935,000 or 15.1% of net assets.
d	Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC		ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC		American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN		Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA		Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC		Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC		Capital Market Assurance Corporation
COP	Certificate of Participation	CP		Commercial Paper
EDR	Economic Development Revenue	EIR		Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA		Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC		Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA		Financial Security Assurance

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.8%	Rate (%)	Date	Amount ($)	Value ($)

Arizona--3.7%
Pima County Industrial Development
Authority, Education Facility
Revenue (Choice Education and
Development Corporation
Project)	6.38	6/1/36	2,000,000 a	2,016,160
California--2.0%
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,000,000	1,083,150
Colorado--11.1%
Arista Metropolitian District,
Special Revenue	6.75	12/1/35	1,000,000	1,061,520
Colorado Educational and Cultural
Facilities Authority, Revenue
(Cerebral Palsy of Colorado
Project)	6.25	5/1/36	1,275,000	1,288,234
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	880,000 b	905,080
El Paso County,
SFMR (Collateralized: FNMA and
GNMA)	6.20	11/1/32	1,385,000	1,454,416
Murphy Creek Metropolitan District
Number 3, GO Improvement	6.13	12/1/35	1,380,000	1,456,217
Delaware--1.8%
Sussex County,
First Mortgage Revenue
(Cadbury at Lewes Project)	5.90	1/1/26	375,000	383,235
Sussex County,
First Mortgage Revenue
(Cadbury at Lewes Project)	6.00	1/1/35	600,000	613,560
District of Columbia--1.8%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	6.50	5/15/33	580,000	657,001
Metropolitan Washington Airports
Authority, Special Facilities
Revenue (Caterair
International Corp.)	10.13	9/1/11	320,000	320,429
Florida--5.5%
Palm Bay,
Educational Facilities Revenue

(Patriot Charter School
Project)	7.00	7/1/36	3,000,000	3,038,550
Georgia--5.4%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,000,000	2,059,120
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	900,000	940,950
Illinois--6.2%
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	1,300,000	1,306,487
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project)	6.25	5/1/30	1,000,000	1,083,300
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	1,000,000	1,061,780
Iowa--1.8%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	1,001,490
Kentucky--5.2%
Kentucky Area Districts Financing
Trust, COP (Lease Acquisition
Program)	5.50	5/1/27	1,070,000	1,112,821
Three Forks Public Properties
Corp., First Mortgage Revenue
(Regional Detention Facility
Project)	5.50	12/1/20	1,760,000	1,743,544
Michigan--6.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	1,000,000	1,006,770
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	1,000,000	1,072,240
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	1,530,000	1,526,496
Missouri--1.7%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	870,000	914,144
Nevada--.7%
Nevada Housing Division
(Single Family Program)

(Collateralized; FHA)	6.80	4/1/27	370,000	372,871
New Jersey--3.3%
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	1,000,000	1,013,610
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	700,000	781,004
New York--2.9%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,500,000	1,575,450
North Carolina--1.4%
Charlotte,
Special Facility Revenue (US
Airways, Inc. Project)	5.60	7/1/27	820,000	752,588
Oregon--3.0%
Oregon,
GO (Veterans Welfare)	5.25	10/1/42	1,620,000	1,641,514
Other State--3.7%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	2,020,300
Pennsylvania--8.3%
Allegheny County Industrial
Development Authority, EIR
(United States Steel Corp.
Project)	5.50	11/1/16	1,000,000	1,040,910
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,561,365
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,024,620
Rhode Island--2.0%
Central Falls Detention Facility
Corp., Detention Facility
Revenue (The Donald W. Wyatt
Detention Center)	7.25	7/15/35	1,000,000	1,093,830
South Carolina--2.8%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.27	12/1/28	1,300,000 c,d	1,550,471
Texas--3.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	2,100,000	2,085,783
Washington--2.3%

Housing Authority of Snohomish
County, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,269,125
West Virginia--2.1%
The County Commission of Ohio
County, Special District
Excise Tax Revenue (Fort Henry
Economic Opportunity
Development District - The
Highlands Project)	5.63	3/1/36	1,150,000	1,155,463
Wisconsin--3.0%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	8.40	6/1/27	1,500,000 c,d	1,670,715
Wyoming--1.9%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	1,000,000	1,045,170
Total Long-Term Municipal Investments
(cost $50,654,976)				51,761,483
Short-Term Municipal	Coupon	Maturity	Principal
Investments--6.6%	Rate (%)	Date	Amount ($)	Value ($)

Florida--2.4%
Collier County Health Facilities
Authority, Revenue (Cleveland
Clinic Health System Obligated
Group) (LOC; JPMorgan Chase
Bank)	3.39	6/1/06	1,300,000 e	1,300,000
Illinois--1.4%
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	3.57	6/1/06	800,000 e	800,000
Louisiana--.1%
New Orleans,
Sewerage Service, BAN	2.99	7/26/06	50,000	49,704
Utah--2.7%
Murray City,
HR (IHC Health Services Inc.)
(Liquidity Facility; JPMorgan
Chase Bank)	3.57	6/1/06	1,500,000 e	1,500,000
Total Short-Term Municipal Investments
(cost $3,648,062)				3,649,704
Total Investments (cost $54,303,039)			100.4%	55,411,187
Liabilities, Less Cash and Receivables			(.4%)	(199,009)
Net Assets			100.0%	55,212,178

a	Purchased on a delayed delivery basis.
b	Non-income producing security; interest payments in default.
c	Inverse floater security--the interest rate is subject to change periodically.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $3,221,186 or 5.8% of net assets.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Intermediate Municipal Bond Fund
May 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.5%	Rate (%)	Date	Amount ($)	Value ($)

Alaska--2.4%
Alaska Housing Finance Corp. ,
Mortgage Revenue	5.10	6/1/12	1,020,000	1,032,536
Alaska Student Loan Corp.,
Education Loan Revenue	5.00	6/1/18	2,000,000	2,063,560
Arkansas--2.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory) (Insured; AMBAC)	5.00	12/1/17	1,025,000	1,071,720
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)
(Insured; FSA)	5.50	12/1/11	1,610,000 a	1,743,694
California--14.2%
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	3,000,000 a	3,284,190
California Department of Water
Resources, Water Revenue
(Central Valley) (Insured;
FGIC)	5.00	12/1/15	1,000,000	1,063,330
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,043,710
Central Basin Municipal Water
District, COP (Central Basin)
(Insured; AMBAC)	5.00	8/1/15	1,135,000	1,200,126
Central Basin Municipal Water
District, COP (Central Basin)
(Insured; AMBAC)	5.00	8/1/16	1,210,000	1,280,120
Clovis Public Financing Authority,
Water Revenue (Insured; AMBAC)	5.00	3/1/17	1,820,000	1,920,118
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/17	1,010,000	609,000
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/18	1,250,000	713,175
Indian Wells Redevelopment Agency,
Revenue (Tax
Allocation-Consolidated
Whitewater) (Insured; AMBAC)	5.00	9/1/17	1,525,000	1,596,401
Los Angeles County Metropolitan
Transportation Authority,

Sales Tax Revenue (Insured;
FSA)	5.00	7/1/18	2,000,000	2,110,760
San Diego Community College
District (Election of 2002)
(Insured; FSA)	5.00	5/1/19	500,000	525,035
San Francisco City and County
Public Utilities Commission,
Water Revenue (Insured; FSA)	5.00	11/1/11	1,590,000 a	1,692,332
West Sacramento Redevelopment
Agency, Tax Allocation (West
Sacramento Redevelopment)
(Insured; MBIA)	4.75	9/1/16	1,000,000	1,022,780
Colorado--1.4%
Archuleta and Hinsdale Counties
(School District Number 50JT)
(Insured; MBIA)	5.50	12/1/06	750,000 a	764,947
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,038,580
Delaware--4.9%
Delaware Economic Development
Authority, PCR (Delmarva
Power) (Insured; AMBAC)	4.90	5/1/11	5,000,000	5,183,500
Delaware Housing Authority,
Revenue	5.15	7/1/17	985,000	986,891
Florida--7.9%
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,000,000	2,102,460
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,037,320
Florida Department of Corrections,
COP (Okeechobee Correctional)
(Insured; AMBAC)	5.00	3/1/15	1,000,000	1,062,380
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	10/1/18	1,705,000	1,791,000
JEA,
Saint Johns River Power Park
System Revenue	5.00	10/1/18	1,000,000	1,042,180
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue (Insured;
AMBAC)	5.13	9/1/12	1,055,000	1,092,009
University of Central Florida,
COP (UCF Convocation Corp.
Master Lease Program)

(Insured; FGIC)	5.00	10/1/18	1,765,000	1,855,597
Georgia--.7%
Atlanta,
Public Improvement	5.00	12/1/07	825,000 a	842,061
Idaho--5.8%
Boise State University,
General Revenue (Insured; MBIA)	5.00	4/1/18	1,215,000	1,286,503
Idaho Housing and Finance
Association (Single Family
Mortgage) (Insured; FHA)	5.55	7/1/16	330,000	337,557
Kootenai County School District
Number 273 (Post Falls)	5.00	8/15/17	1,275,000	1,356,434
Nampa
(Insured; FGIC)	5.00	8/1/18	1,135,000	1,203,872
Nampa School District Number 131,
GO (Insured; MBIA)	5.00	8/15/22	3,000,000	3,152,250
Illinois--.6%
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/22	1,750,000 b	795,970
Louisiana--4.2%
Jefferson Parish Hospital Service
District Number 2, HR
(Insured; FSA)	5.25	7/1/11	540,000	564,160
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	752,799
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	1,500,000	1,562,610
Louisiana Stadium and Exposition
District, Hotel Occupancy Tax
(Insured; FGIC)	5.25	7/1/09	1,000,000 a	1,063,360
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	1,355,000	1,363,130
Maryland--4.8%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Insured Mortgage
Loan	5.13	5/15/17	765,000	793,274
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	800,000	820,088
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking Garage

Project)	5.25	9/15/14	1,295,000	1,389,276
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	2,000,000	2,133,320
Prince Georges County,
Revenue (Dimensions Health
Corp.)	5.10	7/1/06	1,000,000	998,000
Massachusetts--3.0%
Massachusetts,
Special Obligation Refunding
Notes (Federal Highway Grant
Anticpation Note Program)
(Insured; FSA)	5.00	12/15/14	3,585,000	3,811,966
Michigan--3.0%
Greater Detroit Resource Recovery
Authority, Revenue (Insured;
AMBAC)	6.25	12/13/08	1,000,000	1,059,920
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/16	685,000	727,895
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/17	720,000	761,789
Lincoln Consolidated School
District (School Bond Loan
Fund Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,227,326
Minnesota--2.3%
Hopkins Independent School
District Number 270, GO
(Alternative Facilities)
(Insured; MBIA)	4.13	2/1/22	1,425,000	1,354,078
Minnesota, GO	5.25	11/1/06	1,500,000 a	1,511,085
Mississippi--1.5%
Biloxi Public School District,
GO (Insured; FGIC)	5.00	6/15/11	1,145,000	1,199,273
Horn Lake,
Special Assessment (DeSoto
Commons Project) (Insured;
AMBAC)	5.00	4/15/16	625,000	657,063
Missouri--1.3%
Missouri Highway and
Transportation Commission,
State Road Revenue	5.00	2/1/17	1,000,000	1,041,400
Missouri Housing Development
Commission, Multi-Family
Housing (Insured; FHA)	4.85	12/1/11	615,000	630,172
Montana--1.7%
Montana Board of Regents,
Higher Education Revenue
(Facilities-Montana State
University) (Insured; AMBAC)	5.00	11/15/18	2,015,000	2,126,490

Nebraska--1.9%
Dodge County School District,
Number 001 Fremont (Insured;
FSA)	5.00	12/15/16	2,240,000	2,365,126
Nevada--1.3%
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.75	7/1/09	1,500,000 a	1,603,305
New Jersey--1.1%
Burlington County Bridge
Commission, Pooled Loan
Revenue (Governmental Loan
Program)	5.00	10/15/13	1,290,000	1,367,013
New York--3.0%
New York City Housing Development
Corp., MFHR	5.13	11/1/14	40,000	41,717
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue	5.25	6/15/15	1,405,000	1,503,505
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.00	1/1/16	1,000,000	1,039,160
Yonkers
(Insured; MBIA)	5.00	8/1/19	1,100,000	1,151,392
North Carolina--1.0%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/08	1,250,000	1,311,150
North Dakota--.2%
Grand Forks, Improvement	4.90	12/1/11	215,000	215,187
Ohio--.7%
Cleveland - Cuyahoga County Port
Authority, Development Revenue
(Columbia National Group, Inc.
Project)	5.00	5/15/20	820,000	825,879
Oklahoma--.7%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	6/1/12	785,000	828,175
Oregon--2.9%
Washington County,
Full Faith and Credit
Refunding Obligations	5.00	6/1/19	3,490,000	3,715,454
Pennsylvania--2.7%
Harrisburg Authority,
Office and Parking Revenue	5.75	5/1/08	700,000	717,780
Harrisburg Redevelopment
Authority, Revenue (Insured;
FSA)	0.00	11/1/17	2,750,000	1,595,303
Sayre Health Care Facilities
Authority, Revenue (Guthrie

Health)	6.25	12/1/14	1,000,000	1,097,330
South Carolina--3.3%
Anderson,
Water and Sewer Systems
Revenue (Insured; MBIA)	5.00	7/1/17	890,000	935,426
Charleston County Airport
District, Airport Systems
Revenue (Insured; XLCA)	5.00	7/1/15	1,950,000	2,059,941
Pickens County School District
(School District Enhance
Program)	5.00	5/1/12	1,135,000	1,170,968
Texas--7.9%
Arlington,
Dallas Cowboys Complex Special
Obligations (Tax-Exempt
Special Tax) (Insured; MBIA)	5.00	8/15/16	2,000,000	2,116,760
Barbers Hill Independent School
District, Schoolhouse
(Insured; FGIC)	5.00	2/15/21	1,010,000	1,051,511
Dallas-Fort Worth International
Airport, Revenue (Joint
Improvement) (Insured; FSA)	5.75	11/1/16	1,735,000	1,893,735
El Paso,
Water and Sewer Revenue
(Insured; FSA)	5.00	3/1/14	1,000,000	1,061,090
Mesquite Independent School
District, Tax and School
Building (Permanent School
Fund Guaranteed)	0.00	8/15/20	1,000,000	494,100
Midlothian Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/21	2,000,000	961,640
North Harris Montgomery Community
College District (Insured;
FGIC)	5.38	2/15/17	1,000,000	1,067,620
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	1,380,000	1,390,792
Virginia--2.7%
Brunswick County Industrial
Development Authority,
Correctional Facility LR
(Insured; MBIA)	5.55	7/1/06	1,325,000 a	1,353,713
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,183,246
Newport News, GO General
Improvement and GO Water	5.00	11/1/16	855,000	907,574
Washington--2.6%
Energy Northwest,
Wind Project Revenue	5.60	1/1/07	1,000,000 a	1,040,640

King County School District Number
405 (Bellevue) (Insured; FGIC)	5.00	12/1/14	1,000,000	1,059,790
Washington Health Care Facilities
Authority, Revenue (Gray
Harbor Community Hospital)
(Insured; Radian)	5.75	7/1/10	1,180,000	1,205,122
West Virginia--1.6%
West Virginia Higher Education
Policy Commission, Revenue
(Higher Education Facilities)
(Insured; FGIC)	5.00	4/1/21	1,000,000	1,041,020
West Virginia Housing Development
Fund (Housing Finance)	5.00	11/1/14	1,000,000	1,018,570
Total Long-Term Municipal Investments
(cost $119,721,214)				120,843,306
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.9%	Rate (%)	Date	Amount ($)	Value ($)

Louisiana--2.3%
New Orleans,
Sewerage Service, BAN	2.97	7/26/06	3,000,000	2,982,210
U.S. Related--1.6%
Government Development Bank of
Puerto Rico, CP	4.50	6/22/06	1,996,000	1,996,060
Total Short-Term Municipal Investments
(cost $4,961,500)				4,978,270
Total Investments (cost $124,682,714)			99.4%	125,821,576
Cash and Receivables (Net)			.6%	754,115
Net Assets			100.0%	126,575,691
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation

AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement

CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Municipal Bond Fund
May 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)

Arizona--1.8%
Arizona School Facilities Board
Revenue (State School
Improvement)	5.00	7/1/11	1,025,000 a	1,084,501
Peoria Unified School District
Number 11 of Maricopa County,
School Improvement (Insured;
MBIA)	4.00	7/1/22	2,650,000	2,467,733
California--19.2%
California,
GO	5.25	10/1/16	695,000	701,790
California,
GO (Insured; MBIA)	5.25	9/1/17	105,000	110,655
California,
GO Veterans (Insured; FSA)	5.45	12/1/24	3,430,000	3,468,862
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	4,000,000 a	4,378,920
California Public Works Board,
LR (Department of Corrections)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,052,560
Clovis Public Financing Authority,
Water Revenue (Insured; AMBAC)	5.00	3/1/19	2,005,000	2,104,308
Desert Sands Unified School
District, COP (Insured; MBIA)	5.25	3/1/15	1,025,000	1,098,318
Desert Sands Unified School
District, COP (Insured; MBIA)	5.25	3/1/16	1,080,000	1,157,252
East Bay Municipal Utility
District, Water System Revenue
(Insured; MBIA)	5.00	6/1/21	1,125,000	1,168,189
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/17	1,290,000	1,363,195
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/18	1,345,000	1,419,863
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/19	1,410,000	1,481,600
Fullerton Joint Union High School
District (Insured; FSA)	5.00	8/1/18	760,000	797,400
Glendale Community College

District (Insured; FGIC)	0.00	8/1/19	1,130,000	610,596
Glendale Community College
District (Insured; FGIC)	0.00	8/1/20	1,200,000	615,396
Glendale Community College
District (Insured; FGIC)	0.00	8/1/21	1,520,000	739,206
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	962,432
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	710,460
Nevada Joint Union High School
District, GO (Nevada and Yuba
Counties) (Insured; FSA)	5.00	8/1/22	1,160,000	1,207,015
Placer Union High School District
(Insured; FSA)	0.00	8/1/27	4,110,000	1,459,995
Placer Union High School District
(Insured; FSA)	0.00	8/1/28	4,000,000	1,353,120
Redevelopment Agency of the City
of Corona (Merger Downtown and
Amended Project Area "A")
(2004 Tax Allocation)
(Insured; FGIC)	5.00	9/1/18	1,520,000	1,592,610
Sacramento City Financing
Authority, Capital Improvement
Revenue (Water and Capital
Improvement Projects)
(Insured; AMBAC)	5.00	12/1/26	1,100,000	1,139,721
San Jose
(Library Parks and Public
Safety Projects)	5.00	9/1/19	1,575,000	1,655,105
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/19	1,295,000	1,390,001
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/20	1,425,000	1,524,337
Tustin Unified School District,
Special Tax (Senior Lien
Community Facilities Disctrict
97) (Insured; FSA)	0.00	9/1/21	1,615,000	782,306
Walnut Valley Unified School
District (Insured; FGIC)	6.50	8/1/19	1,765,000	1,773,454
Colorado--2.7%
Colorado Health Facilities
Authority, Revenue (Porter
Place) (Collateralized; GMNA)	5.88	1/20/20	1,940,000	2,048,543
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/26	10,000,000	3,208,000
Delaware--5.0%
Delaware Economic Development
Authority, Revenue (Pollution
Control Delmarva Project)
(Insured; AMBAC)	5.20	2/1/19	6,000,000	6,254,280
Delaware Housing Authority,

Revenue	5.40	7/1/24	1,420,000	1,423,067
Wilmington,
MFHR (GNMA Collateralized
Mortgage Loan-Market Street
Mews Project)	5.45	9/20/22	2,040,000	2,114,664
Florida--3.5%
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,582,810
School Board of Saint Lucie
County, COP (Florida Master
Lease Program) (Insured; FSA)	5.00	7/1/18	1,635,000	1,709,981
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,641,724
Georgia--2.0%
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,322,172
De Kalb County Housing Authority,
MFHR (Longleaf Apartments
Project) (Collateralized; GNMA)	5.45	10/20/24	1,540,000	1,629,951
Development Authority of Bulloch
County, Student Housing, LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,017,355
Idaho--7.2%
Boise State University,
Student Union and Housing
System Revenue (Insured; AMBAC)	5.00	4/1/17	1,015,000	1,065,821
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 a	5,401
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	2,995,000	3,191,172
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,854,924
Canyon County School District
Number 132 (Caldwell) GO
School (Insured; MBIA)	5.25	7/30/16	1,405,000	1,505,851
Idaho Housing and Finance
Association (Single Family
Mortgage)	5.63	7/1/15	500,000	500,895
Idaho State University,
General Improvement Revenue
(Insured; FSA)	5.00	4/1/16	2,315,000	2,448,969
Idaho State University,
General Improvement Revenue
(Insured; FSA)	5.00	4/1/17	1,430,000	1,501,600
The Regents of the University of

Idaho, Student Fee Revenue
(Insured; FSA)	5.00	4/1/14	1,080,000	1,147,608
Illinois--.4%
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured;
MBIA)	0.00	10/1/25	2,000,000 b	774,900
Louisiana--3.1%
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	3,000,000	3,125,220
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	3,000,000	3,018,000
Maine--3.1%
Maine Housing Authority
(Mortgage Purchase)	5.85	11/15/20	1,230,000	1,279,569
Maine Housing Authority
(Mortgage Purchase)	5.35	11/15/21	4,680,000	4,829,526
Maryland--6.9%
Hyattsville,
Special Obligation (University
Town Center Project)	5.60	7/1/24	1,500,000	1,557,885
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,860,000	1,898,223
Maryland Community Development
Administration, Department of
Housing and Community
Development, MFHR (Insured
Mortgage Loans)	5.30	5/15/22	435,000	451,178
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,090,000	2,142,480
Maryland Health and Higher
Educational Facilities
Authority, Revenue (John
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	5,000,000	5,106,650
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	2,500,000	2,494,100
Massachusetts--1.5%
Massachusetts Development Finance
Agency, Revenue (Credit
Housing-Chelsea Homes)	5.00	12/15/24	1,200,000	1,210,344
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	1,700,000	1,709,180
Massachusetts Housing Finance

Agency, SFHR	7.13	6/1/25	60,000	60,059
Michigan--2.6%
Grand Traverse County Building
Authority, GO (Insured; MBIA)	5.00	5/1/25	1,070,000	1,101,116
Kalamazoo Hospital Finance
Authority, Hospital Facilities
Revenue (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,147,730
Livingston County
(Marion Sanitary Sewer Systems
Number 1)	5.13	6/1/07	2,100,000 a	2,131,836
Michigan Municipal Bond Authority,
Revenue (Local Government Loan
Program) (Insured; FGIC)	6.13	12/1/18	750,000	758,723
Mississippi--.7%
Mississippi Development Bank,
Special Obligation (Waveland,
GO Public Improvement Bond
Project) (Insured; AMBAC)	5.00	11/1/20	1,315,000	1,367,600
Missouri--3.2%
Cape Girardeau County Industrial
Development Authority, MFHR
(Cape La Croix)
(Collateralized; GNMA)	6.40	6/20/31	1,245,000	1,271,021
Curators of the University of
Missouri, Systems Facilities
Revenue	5.00	11/1/21	1,605,000	1,669,441
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	1,690,000	1,754,237
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	1,545,000	1,614,432
Montana--2.2%
Montana Board of Housing,
Single Family Mortgage	5.60	12/1/23	2,015,000	2,064,891
Montana Board of Regents,
Higher Education Revenue
(Montana State University)
(Insured; AMBAC)	5.00	11/15/20	1,210,000	1,269,931
Montana Board of Regents,
Higher Education Revenue
(Montana State University)
(Insured; AMBAC)	5.00	11/15/21	950,000	995,676
Nebraska--1.2%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,455,056
New Hampshire--2.3%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (Androscoggin

Valley Hospital)	5.75	11/1/17	1,475,000	1,521,507
New Hampshire Housing Finance
Authority, Mortgage Revenue	6.85	7/1/14	5,000	5,002
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	1,175,000	1,193,142
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,815,000	1,846,835
New Jersey--.6%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	75,082
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	211,784
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	866,325
New Mexico--.8%
New Mexico Finance Authority,
Court Facilities Fee Revenue
(Insured; MBIA)	5.00	6/15/11	1,500,000 a	1,581,600
New York--2.4%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
MBIA)	5.13	6/15/21	2,000,000	2,046,160
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FGIC)	5.00	4/1/08	1,000,000 a	1,033,490
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)
(Insured; MBIA)	5.00	3/15/20	1,575,000	1,646,001
North Carolina--4.1%
North Carolina Housing Finance
Agency (Home Ownership)	5.88	7/1/31	7,790,000	8,017,156
Ohio--4.3%
Groveport,
Income Tax Receipt (Special
Obligations) (Insured; MBIA)	5.00	12/1/17	3,035,000	3,193,913
Lorain,
Hospital Improvement Revenue
(Lakeland Community Hospital,
Inc.)	6.50	11/15/12	710,000	730,959
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	3,000,000	3,030,420
Sharonville
(Insured; FGIC)	5.25	6/1/17	1,480,000	1,581,276
Oregon--1.5%
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA)	5.50	1/1/14	1,190,000	1,242,622
Oregon Housing and Community

Services Department, SFMR
(Mortgage Program)	6.45	7/1/26	275,000	279,056
Sweet Home School District Number
55, Linn County, GO (Insured;
FSA)	5.50	6/15/11	1,375,000 a	1,484,326
Pennsylvania--5.6%
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	2,000,000	1,853,300
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	5,000,000	5,142,850
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	1,410,000	1,447,365
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured;
AMBAC)	6.05	4/1/14	2,500,000	2,529,600
Tennessee--.5%
Sullivan County Industrial Board,
Revenue (Collateralized; GNMA)	6.35	7/20/27	1,000,000	1,030,710
Texas--5.2%
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	2,000,000	2,036,720
Austin Convention Enterprises
Inc., Convention Center Hotel
Revenue (First Tier)	6.60	1/1/21	1,500,000	1,582,080
Dallas	5.25	2/15/09	1,000,000 a	1,039,760
Little Elm Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/22	1,285,000	533,930
Mesquite Independent School
District, Tax and School
Building (Permanent School
Fund Guaranteed)	0.00	8/15/28	4,675,000	1,497,917
North Harris Montgomery Community
College District (Insured;
FGIC)	5.38	2/15/17	1,945,000	2,076,521
Wylie Independent School District,
Tax School Building (Permanent
School Fund Guaranteed)	0.00	8/15/24	3,500,000	1,397,725
Utah--.1%
Utah Housing Corp.,
SFMR	5.00	7/1/31	200,000	201,240
Vermont--.9%
Vermont Municipal Bond Bank

(Insured; MBIA)	5.00	12/1/17	720,000	758,390
Vermont Municipal Bond Bank
(Insured; MBIA)	5.00	12/1/22	930,000	966,521
Virginia--2.3%
Hampton Redevelopment and Housing
Authority, Senior Living
Association Revenue
(Collateralized; GNMA)	5.88	7/20/16	1,825,000	1,881,520
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA)	5.00	5/15/19	1,200,000	1,260,504
Virginia Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor)	5.00	5/15/17	1,300,000	1,363,700
Washington--.7%
Energy Northwest,
Wind Project Revenue	5.88	1/1/07	1,375,000 a	1,432,998
West Virginia--.5%
Pleasants County,
PCR (West Penn Power Co.)
(Insured; AMBAC)	6.15	5/1/15	1,000,000	1,006,580
Wisconsin--.5%
Housing Authority of the City of
Milwaukee, MFHR (Veterans
Housing Projects)
(Collateralized; FNMA)	5.10	7/1/22	1,000,000	1,048,390
Total Long-Term Municipal Investments
(cost $190,271,870)				194,479,669
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.5%	Rate (%)	Date	Amount ($)	Value ($)

Utah;
Weber County,
HR (IHC Health Services, Inc.)
(Liquidity Facility; Dexia
Credit Locale)
(cost $1,000,000)	3.52	6/1/06	1,000,000 [c]	1,000,000
Total Investments (cost $191,271,870)			99.1%	195,479,669
Cash and Receivables (Net)			.9%	1,776,422
Net Assets			100.0%	197,256,091
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 20, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 20, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)